Other current and non-current non-financial assets (Details 4) - Metallic/Non-Metallic - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements For Exploration And Evaluation	$ 18,154	$ 10,872
Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements For Exploration And Evaluation	$ 18,154	$ 10,872